Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 22, 2021	Jul. 23, 2020
Significant Accounting Policies [Line Items]
Total common stock equivalents (in shares)			117,330,000	109,791,000	115,046,898	94,237,311
Current liabilities	$ 259,168,000	$ 54,201,000	$ 259,168,000		$ 54,201,000	$ 33,492,000
Gores Metropoulos II, Inc.
Significant Accounting Policies [Line Items]
Deferred offering costs		285,941			285,941
organizational expenses		4,000
Deferred tax asset net operating loss carry forwards and startup costs		10,231			10,231
Number of warrants exercised			0
Federal depository insurance coverage amount	250,000	250,000	$ 250,000		250,000
Accrued interest and penalties related to unrecognized tax liabilities	0	$ 0	0		$ 0
Cash, cash equivalents and other investments held in Trust Account	$ 450,029,593		$ 450,029,593
Redemption percentage of shares if business combination not completed	100.00%	100.00%	100.00%		100.00%
Going concern description			If the Company does not complete its Business Combination by January 22, 2023, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the common stock sold as part of the units in the Public Offering, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of franchise and income taxes payable and less up to $100,000 of such net interest which may be distributed to the Company to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s Board of Directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Dissolution expenses, maximum allowed		$ 100,000	$ 100,000
Current liabilities	$ 30,423,283	461,173	30,423,283		$ 461,173
Working capital	$ (29,106,723)	$ (14,918)	$ (29,106,723)		$ (14,918)
Business combination of Public shares redemption | Gores Metropoulos II, Inc.
Significant Accounting Policies [Line Items]
Business combination description			if the Company does not complete the Business Combination within 24 months from the closing of the Public Offering; or (iii) the redemption of 100% of the public shares of common stock if the Company is unable to complete a Business Combination within 24 months from the closing of the Public Offering
Class F Common Stock | Gores Metropoulos II, Inc.
Significant Accounting Policies [Line Items]
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001
Class A Common Stock | Gores Metropoulos II, Inc.
Significant Accounting Policies [Line Items]
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Mezzanine equity, shares issued (in shares)	45,000,000	0	45,000,000		0
Redemption percentage of shares if business combination not completed	100.00%	100.00%	100.00%		100.00%
Initial Public Offering
Significant Accounting Policies [Line Items]
Mezzanine equity, shares issued (in shares)							45,000,000
Initial Public Offering | Gores Metropoulos II, Inc.
Significant Accounting Policies [Line Items]
Offering costs			$ 25,363,020
Underwriters' fees			24,750,000
Offering costs related to warrant liability			$ 918,141
Initial Public Offering | Class A Common Stock | Gores Metropoulos II, Inc.
Significant Accounting Policies [Line Items]
Mezzanine equity, shares issued (in shares)	45,000,000		45,000,000
Preferred Stock Warrants | Gores Metropoulos II, Inc.
Significant Accounting Policies [Line Items]
Total common stock equivalents (in shares)	14,500,000		14,500,000
Common Stock | Gores Metropoulos II, Inc.
Significant Accounting Policies [Line Items]
Shares called by warrants							14,500,000
Share price							$ 11.50